Shareholder Report, Line Graph (Details) 74200004100_Franklin Templeton SMACS Series E_Single Class_TSR Annual {Class A} - USD ($)									12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Jun. 03, 2019	Aug. 31, 2026
Class Advisor
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin Templeton SMACS: Series E
Accumulated Value	$ 21,048	$ 18,736	$ 15,907	$ 14,355	$ 14,301	$ 10,921	$ 10,731	$ 10,000	$ 25,483
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Accumulated Value	23,358	20,164	15,985	13,929	16,063	12,073	9,942	10,000	$ 28,054
MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI USA High Dividend Yield Index
Accumulated Value	$ 16,943	$ 15,882	$ 13,294	$ 12,337	$ 12,891	$ 10,314	$ 9,979	$ 10,000	$ 20,285